CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

21. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance Sheets

		As of December 31,
	Notes	2012	2013	2013
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		831,208	1,038,947	171,622
Short-term investments		2,049,977	1,409,439	232,823
Intangible assets, net		11,460	9,836	1,625
Due from subsidiaries		785,441	1,193,761	197,194
Prepayments and other assets		5,008	3,358	556

Total current assets		3,683,094	3,655,341	603,820
Non-current assets:
Property and equipment, net		7	—	—
Intangible assets, net		10,869	38,703	6,392
Prepayments and other assets		21	578	95
Long-term investments in subsidiaries		5,684,349	5,324,281	879,509

Total non-current assets		5,695,246	5,363,562	885,996

TOTAL ASSETS		9,378,340	9,018,903	1,489,816

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		8,455	20,288	3,351
Accrued expenses and other liabilities		5,571	15,496	2,559
Current portion of long-term debt	11	7,441	—	—

Total current liabilities		21,467	35,784	5,910
Non-current liabilities:
Long-term debt	11	—	—	—

Total non-current liabilities		—	—	—

Total liabilities		21,467	35,784	5,910
Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value, 9,340,238,793 authorized, 2,286,643,502 and 2,356,529,401 issued and outstanding as of December 31, 2012 and 2013, respectively)	16	149	154	25
Class B ordinary shares (US$0.00001 par value, 659,761,207 authorized, 659,561,893 and 659,561,893 issued and outstanding as of December 31, 2012 and 2013, respectively)	16	49	49	8
Additional paid-in capital		10,768,204	11,058,360	1,826,711
Accumulated other comprehensive loss		(115,882)	(199,053)	(32,881)
Accumulated deficit		(1,295,647)	(1,876,391)	(309,957)

Total shareholders’ equity		9,356,873	8,983,119	1,483,906

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		9,378,340	9,018,903	1,489,816

Statements of Comprehensive Loss

		Years ended December 31
	Notes	2011	2012	2013	2013
		RMB	RMB	RMB	US$
Net revenues		—	—	—	—
Cost of revenues		(150)	(66)	—	—
Gross loss		(150)	(66)	—	—

Operating expenses:
Product development		(119)	(37)	(7)	(1)
Sales and marketing		(40)	(330)	(1,023)	(169)
General and administrative		(6,634)	(34,396)	(7,204)	(1,190)

Total operating expenses		(6,793)	(34,763)	(8,234)	(1,360)

Loss from operations		(6,943)	(34,829)	(8,234)	(1,360)
Interest income		19,970	38,537	22,010	3,636
Interest expenses	11	(6,825)	(3,534)	(545)	(90)
Equity in losses of subsidiaries		(181,749)	(426,907)	(609,270)	(100,644)
Others, net		3,443	2,730	15,295	2,526
Loss before income taxes		(172,104)	(424,003)	(580,744)	(95,932)
Income taxes		—	—	—	—
Net loss		(172,104)	(424,003)	(580,744)	(95,932)

Other comprehensive loss, net of tax of nil
Foreign currency translation adjustments		(94,225)	(7,304)	(83,171)	(13,739)
Comprehensive loss attributable to ordinary shareholders		(266,329)	(431,307)	(663,915)	(109,671)

Statements of Cash Flows

	Years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(172,104)	(424,003)	(580,744)	(95,932)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries	181,749	426,907	609,270	100,644
Amortization of long-term debt discounts	3,496	1,928	313	52
Gain from remeasurement of previously held investment in acquired subsidiary (Note 4)	—	(3,344)	—	—
Other reconciling items	173	95	65	11
Foreign exchange gain	—	—	(15,295)	(2,526)
Changes in operating assets and liabilities:
Prepayments and other assets	(7,258)	(8,209)	(1,867)	(308)
Accrued expenses and other liabilities	108	1,990	10,367	1,712
Net cash provided by (used in) operating activities:	6,164	(4,636)	22,109	3,653
Cash flows from investing activities
Acquisition of intangible assets from related party	(32,675)	—	—	—
Acquisition of intangible assets	(12,909)	(26,175)	(81,042)	(13,387)
Equity investment	(494,281)	(78,869)	—	—
Proceeds received from maturity of short-term investments	1,134,162	2,826,023	2,839,628	469,073
Short-term investments placed with financial institutions	(2,531,979)	(3,476,711)	(2,193,410)	(362,326)
Loan to subsidiary	(77,677)	(338,665)	(408,320)	(67,450)

Net cash provided by (used in) investing activities	(2,015,359)	(1,094,397)	156,856	25,910

Cash flows from financing activities:
Exercise of employee stock options	4,647	22,485	101,435	16,756
Principal repayments on long-term debt	(27,107)	(11,145)	(7,677)	(1,268)
Proceeds from IPO and secondary offering activity, net of issuance costs	2,512,969	—	—	—
Net cash provided by financing activities	2,490,509	11,340	93,758	15,488
Effect of exchange rate changes on cash and cash equivalents	(94,211)	(6,546)	(64,984)	(10,735)

Net increase in cash and cash equivalents	387,103	(1,094,239)	207,739	34,316
Cash and cash equivalents at beginning of the year	1,538,344	1,925,447	831,208	137,306

Cash and cash equivalents at end of the year	1,925,447	831,208	1,038,947	171,622

Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions	—	5,497,219	—	—

(a) Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their loss as “Equity in losses of subsidiaries” in the statements of comprehensive loss.

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 17). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (Notes 11 and 15).